Bonus Programs - Summary of Shares Granted Under the Company's Executive Incentive Plans (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	0	0	0
2014 incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2015
2014 incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2017
2015 incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2016
2015 incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2018
2016 incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2017
2016 incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2019
2017 incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2018
2017 incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2020
Two Thousand Eighteen Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2019
Two Thousand Eighteen Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2021
FEMSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,052,792
FEMSA [member] | 2014 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	489,345
FEMSA [member] | 2015 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	457,925
FEMSA [member] | 2016 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	567,671
FEMSA [member] | 2017 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	326,561
FEMSA [member] | Two Thousand Eighteen Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	211,290
KOF [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,091,744
KOF [member] | 2014 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	331,165
KOF [member] | 2015 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	415,375
KOF [member] | 2016 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	719,132
KOF [member] | 2017 incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	369,791
KOF [member] | Two Thousand Eighteen Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	256,281